Reinsurance - Narrative (Details)		12 Months Ended
	Jul. 01, 2020 USD ($)	Dec. 31, 2022 USD ($) Agreement	Dec. 31, 2021 USD ($)
Effects of Reinsurance [Line Items]
Reinsurance assets due from reinsurers (as a percent)		5.00%
Loss on amendment		$ 0	$ 0
Reinsurance recoverables		$ 30,800,000,000
Number of affiliated reinsurance agreement | Agreement		1
Number of bilateral letter of credit | Agreement		1
Fortitude
Effects of Reinsurance [Line Items]
Loss on amendment	$ 91,000,000
Corebridge
Effects of Reinsurance [Line Items]
Reserves ceded		$ 14,000,000,000
Letter of credit		175,000,000
Legacy Life And Retirement Run Off Lines Segment Member
Effects of Reinsurance [Line Items]
Reserves ceded		27,800,000,000
Reinsurance assets		27,800,000,000	28,500,000,000
Legacy Life And Retirement Run Off Lines Segment Member | Corebridge
Effects of Reinsurance [Line Items]
Reinsurance assets		26,600,000,000	$ 35,100,000,000
Life And Universal Segment | Corebridge
Effects of Reinsurance [Line Items]
Reserves ceded		5,000,000,000
Reserves recaptured		$ 16,000,000,000